Other Liabilities (Tables)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Other Liabilities Text Block Abstract
Schedule of other liabilities
16.	OTHER LIABILITIES

	2022	2021
	USD ’000	USD ’000
Accounts payable	10,234	11,259
Accrued expenses and other accruals	14,674	12,773
Lease liabilities*	3,074	3,753
Income tax payable	1,114	1,254
	29,096	29,039

*	Set out below are the carrying amount of the Group’s lease liabilities and the movement during the year:

Schedule of undiscounted lease liabilities
	2022	2021
	USD ’000	USD ’000
Opening balance	3,753	2,954
Additions	230	1,269
Interest expense (see note 22)	132	358
Payments	(1,041)	(783)
Foreign currency adjustment	-	(45)
Ending balance	3,074	3,753
Current	986	1,001
Non-current	2,088	2,752